Share-based compensation - Valuation Assumptions (Details) - Share options	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years	3 years 8 months 12 days
Expected volatility	44.40%	33.20%
Risk-free rate	2.80%	1.80%
Dividend yield	0.00%	0.00%